Shareholder Report	6 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PUTNAM NEW YORK TAX EXEMPT INCOME FUND
Entity Central Index Key	0000719712
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Putnam New York Tax Exempt Income Fund
Class Name	Class A
Trading Symbol	PTEIX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.82%
[1]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 762,112,717
Holdings Count | $ / shares	351	[2]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$762,112,717
Total Number of Portfolio Holdings*	351
Portfolio Turnover Rate	6%
[2]
Holdings [Text Block]		[3]
Class B
Shareholder Report [Line Items]
Fund Name	Putnam New York Tax Exempt Income Fund
Class Name	Class B
Trading Symbol	PEIBX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class B	$72	1.42%
[4]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.42%
Net Assets	$ 762,112,717
Holdings Count | $ / shares	351	[5]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$762,112,717
Total Number of Portfolio Holdings*	351
Portfolio Turnover Rate	6%
[5]
Holdings [Text Block]		[6]
Class C
Shareholder Report [Line Items]
Fund Name	Putnam New York Tax Exempt Income Fund
Class Name	Class C
Trading Symbol	PNNCX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$79	1.57%
[7]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.57%
Net Assets	$ 762,112,717
Holdings Count | $ / shares	351	[8]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$762,112,717
Total Number of Portfolio Holdings*	351
Portfolio Turnover Rate	6%
[8]
Holdings [Text Block]		[9]
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam New York Tax Exempt Income Fund
Class Name	Class R6
Trading Symbol	PNYRX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$28	0.56%
[10]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 762,112,717
Holdings Count | $ / shares	351	[11]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$762,112,717
Total Number of Portfolio Holdings*	351
Portfolio Turnover Rate	6%
[11]
Holdings [Text Block]		[12]
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam New York Tax Exempt Income Fund
Class Name	Class Y
Trading Symbol	PNYYX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents.
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$28	0.57%
[13]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 762,112,717
Holdings Count | $ / shares	351	[14]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$762,112,717
Total Number of Portfolio Holdings*	351
Portfolio Turnover Rate	6%
[14]
Holdings [Text Block]		[15]

[1]
†	Annualized.

[2]
*	Includes derivatives, if applicable.

[3]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[4]
†	Annualized.

[5]
*	Includes derivatives, if applicable.

[6]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[7]
†	Annualized.

[8]
*	Includes derivatives, if applicable.

[9]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[10]
†	Annualized.

[11]
*	Includes derivatives, if applicable.

[12]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

[13]
†	Annualized.

[14]
*	Includes derivatives, if applicable.

[15]
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.